Changes in accounting policies	12 Months Ended
Dec. 31, 2020
Changes in accounting policies [Abstract]
Changes in accounting policies
3	Changes in accounting policies

New Standards adopted as of January 1, 2020

Some accounting pronouncements which have become effective from 1 January 2020 and have therefore been adopted do not have a significant impact on the Company’s financial results or position.

Other Standards and amendments that are effective for the first time in 2020 and could be applicable to the Company are:

•	Definition of a Business (Amendments to IFRS 3)

•	Definition of Material (Amendments to IAS 1 and IAS 8)

•	Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)

•	Amendments to Refences to the Conceptual Framework (Various Standards)

•	COVID-19 Rent Related Concessions (Amendments to IFRS 16)

These amendments do not have a significant impact on these financial statements and therefore the disclosures have not been made.

Standards, amendments and Interpretations to existing Standards that are not yet effective and have not been adopted early by the Company

At the date of authorization of these consolidated financial statements, several new, but not yet effective Standards, amendments to existing Standards, and Interpretations have been published by the IASB, none of which have been adopted in advance by Grupo TMM.

Other new standards and amendments that are not yet effective and have not been adopted early by the Company include:

•	References to the Conceptual Framework

•	Annual Improvements to IFRS Standards 2018-2020 Cycle (Amendments to IFRS 1, IFRS 9, IFRS 16, IAS 41)

•	Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

These amendments are not expected to have a significant impact on the financial statements in the period of initial application and therefore the disclosures have not been made.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations not adopted in the current year have been disclosed as they are not expected to have a material impact on the Company’s consolidated financial statements.